[Graphic omitted of Investors Capital Funds logo]

                          INVESTORS CAPITAL TWENTY FUND
                 INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND




                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

Investors Capital would like to take this opportunity to personally thank each of the shareholders who have invested in our two mutual funds. The Investors Capital Twenty Fund has performed extremely well since its launch on October 18, 1999. The Internet and Technology Fund has also shown above average returns in spite of recent market conditions in the High Tech industry. In our opinion, we are presently in a difficult market environment.

Many investors have taken a hit in the market recently. Some have been hurt as a result of using margin, reliance on their neighbor's stock tips or their investment in IPO's (Initial Public Offerings). It is Investors Capital's view that it is extremely important to invest in companies with earnings. There is significant benefit, in our opinion, to utilize a stop loss in order that one might reduce the risk of significant losses. These two strategies, by the way, are incorporated in both of our funds.

By utilizing these two strategies, Investors Capital feels we have minimized many of the pitfalls that a number of funds have fallen into. The stop loss philosophy takes away the emotion of holding or selling a stock, and by doing so, we put ourselves in a better position to realize our clients' goal of capital appreciation within their investment.

Again, we want to thank everyone for their support and wish them a prosperous year.

Best regards,

Investors Capital Funds

SCHEDULE OF INVESTMENTS                               March 31, 2000 (unaudited)
--------------------------------------------------------------------------------
INVESTORS CAPITAL TWENTY FUND

                                                                  MARKET
   SHARES                                                          VALUE
 ----------                                                     ----------
            COMMON STOCK -- 93.6%
    1,800   American Express Company .......................   $  268,087
    4,200   American Tower Corporation, Class A+ ...........      207,375
      160   Berkshire Hathaway, Inc., Class B+ .............      291,200
    7,800   Cable Design Technologies Corporation+ .........      264,712
    3,500   Cisco Systems, Inc.+ ...........................      270,594
      500   CMGI, Inc.+ ....................................       56,656
    4,600   Colgate-Palmolive Company ......................      259,325
    1,700   Corning, Inc. ..................................      329,800
    3,000   Costco Wholesale Corporation+ ..................      157,688
    5,100   Cypress Semiconductor Corporation+ .............      251,494
    2,200   Cytyc Corporation+ .............................      106,150
    1,100   Electronic Arts, Inc.+ .........................       78,306
    1,100   EMC Corporation+ ...............................      137,500
    2,450   General Electric Company .......................      380,209
    6,755   Integrated Device Technology, Inc.+ ............      267,667
    1,800   Intel Corporation ..............................      237,487
    1,900   Koninklijke (Royal) Philips Electronics N.V. ...      325,494
    2,500   Merrill Lynch & Co., Inc. ......................      262,500
    3,400   Microchip Technology, Inc.+ ....................      223,550
    1,100   Microsoft Corporation+ .........................      116,875
    1,275   Omnicom Group, Inc. ............................      119,133
       85   PMC-Sierra, Inc.+ ..............................       17,313
    9,500   Sybase, Inc.+ ..................................      192,969
    4,900   Symantec Corporation+ ..........................      368,113
    4,100   Telefonos de Mexico SA, Class L, ADR ...........      274,700
                                                               ----------
            Total Common Stock (Cost $4,807,285) ...........    5,464,897
                                                               ----------
            TOTAL INVESTMENTS -- 93.6%
              (Cost $4,807,285*) ...........................    5,464,897
                                                               ----------
            OTHER ASSETS AND LIABILITIES (NET) -- 6.4% .....      373,872
                                                               ----------
            NET ASSETS -- 100.0% ...........................   $5,838,769
                                                               ==========
   -------------------------
   + Non-income producing security.
   * Aggregate cost for Federal tax purposes.

INDUSTRY DIVERSIFICATION
   ON MARCH 31, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                                      % OF TOTAL                                   % OF TOTAL
                                INVESTMENT IN SECURITIES                    INVESTMENT IN SECURITIES
                                ------------------------                    ------------------------
Electronic Components/Semi-conductors     24.96%            Networking Products         4.95%
Diversified Operations                    12.29%            Household Products          4.74%
Computer Software/Systems                 11.70%            Distribution Wholesale      2.89%
Financial Services                         9.71%            Computer Industry           2.52%
Telecommunications                         8.82%            Advertising                 2.18%
Application Software                       6.23%            Technology                  1.94%
Fiber Optics                               6.03%            Internet/Software/Retail    1.04%
                                                                                      ------
TOTAL INVESTMENTS                                                                     100.00%
                                                                                      ======

             Please see accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                               March 31, 2000 (unaudited)
--------------------------------------------------------------------------------
INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND

                                                                  MARKET
   SHARES                                                          VALUE
 ----------                                                     ----------
            COMMON STOCK -- 80.4%
      700   America OnLine, Inc.+ ..........................   $   47,075
    1,654   Cisco Systems, Inc.+ ...........................      127,875
      500   CMGI, Inc.+ ....................................       56,656
      150   eBay, Inc.+ ....................................       26,400
      800   EMC Corporation+ ...............................      100,000
      492   Harmonic, Inc.+ ................................       40,959
    2,737   Integrated Device Technology, Inc.+ ............      108,454
      800   Intel Corporation ..............................      105,550
    1,370   Intermedia Communications, Inc.+ ...............       66,188
      900   Network Appliance, Inc.+ .......................       74,475
      700   PMC-Sierra, Inc.+ ..............................      142,581
      500   Priceline.com, Inc.+ ...........................       40,000
      600   RealNetworks, Inc.+ ............................       34,163
      816   Safeguard Scientifics, Inc.+ ...................       57,375
      900   Sensar Corporation + ...........................       41,963
      620   Siebel Systems, Inc.+ ..........................       74,051
      598   Sun Microsystems, Inc.+ ........................       56,034
    2,700   Sybase, Inc.+ ..................................       54,844
    1,243   Symantec Corporation+ ..........................       93,380
      600   Texas Instruments, Inc. ........................       96,000
        1   VERITAS Software Corporation+ ..................          131
      400   WebTrends Corporation+ .........................       28,800
                                                                ---------
            Total Common Stock (Cost $1,297,309) ...........    1,472,954
                                                                ---------
            TOTAL INVESTMENTS -- 80.4%
              (Cost $1,297,309*) ...........................    1,472,954
                                                                ---------
            OTHER ASSETS AND LIABILITIES (NET) -- 19.6% ....      360,172
                                                                ---------
            NET ASSETS -- 100.0% ...........................   $1,833,126
                                                               ==========
   --------------------------
   + Non-income producing security.
   * Aggregate cost for Federal tax purposes.

INDUSTRY DIVERSIFICATION
   ON MARCH 31, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                                      % OF TOTAL                                   % OF TOTAL
                                INVESTMENT IN SECURITIES                    INVESTMENT IN SECURITIES
                                ------------------------                    ------------------------
Electronic Components/Semi-conductors     33.58%            Application Software       6.98%
Internet/Software/Retail                  16.21%            Telecommunications         4.49%
Computer Software/Systems                 13.97%            Fiber Optics               2.78%
Computer Industry                         10.59%            E-Commerce                 2.72%
Networking Products                        8.68%
                                                                                     ------
TOTAL INVESTMENTS                                                                    100.00%
                                                                                     ======

             Please see accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2000 (unaudited)

                                                    INVESTORS  INVESTORS CAPITAL
                                                     CAPITAL      INTERNET AND
                                                   TWENTY FUND  TECHNOLOGY FUND
                                                   ----------- -----------------
ASSETS:
  Investments, at value (Cost $4,807,285 and
      $1,297,309, respectively)(Note 2) ......   $ 5,464,898       $ 1,472,954
  Cash .......................................       582,517           346,833
  Dividends and interest receivable ..........           868                --
  Receivable for investment securities sold ..       383,810                --
  Receivable for capital stock sold ..........        12,252                --
  Due from Advisor (Note 3) ..................        10,801            29,975
  Prepaid expenses and other assets ..........        21,937            17,986
                                                 -----------       -----------
  Total Assets ...............................     6,477,083         1,867,748
                                                 -----------       -----------
LIABILITIES:
  Payable for investment securities purchased        626,448                --
  Distribution fee payable (Note 5) ..........           253               204
  Accrued expenses and other liabilities .....        11,613            34,418
                                                 -----------       -----------
  Total Liabilities ..........................       638,314            34,622
                                                 -----------       -----------
  NET ASSETS .................................   $ 5,838,769       $ 1,833,126
                                                 ===========       ===========
NET ASSETS CONSIST OF:
  Par Value (Note 1) .........................   $       358       $       150
  Paid-in Capital (Note 1) ...................     4,779,079         1,700,592
  Undistributed net investment loss ..........       (54,929)          (15,184)
  Accumulated net realized gain/(loss)
    on investments sold ......................       456,648           (28,077)
  Unrealized appreciation on investments .....       657,613           175,645
                                                 -----------       -----------
  Total Net Assets ...........................   $ 5,838,769       $ 1,833,126
                                                 ===========       ===========
NET ASSETS
  Class A ....................................   $ 5,095,666       $ 1,652,983
  Class C ....................................       743,103           180,143
                                                 -----------       -----------
  Total ......................................   $ 5,838,769       $ 1,833,126
                                                 ===========       ===========
SHARES OUTSTANDING
  Class A ....................................       310,223           135,115
  Class C ....................................        48,159            14,406
                                                 -----------       -----------
  Total ......................................       358,382           149,521
                                                 ===========       ===========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
  Class A ....................................   $     16.43*      $     12.23**
                                                 ===========       ===========
  Class C ....................................   $     15.43       $     12.50
                                                 ===========       ===========
----------------------
   *  Maximum offering per share ($16.43 / 0.9425 = $17.43)
   ** Maximum offering per share ($12.23 / 0.9425 = $12.98)

             Please see accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended
March 31, 2000 (unaudited)

                                                   INVESTORS   INVESTORS CAPITAL
                                                    CAPITAL       INTERNET AND
                                                  TWENTY FUND* TECHNOLOGY FUND**
                                                  ------------ -----------------
INVESTMENT INCOME:
     Interest income (Note B) ..................    $     2,213     $       39
     Dividend income (Note B) ..................          1,392          1,229
                                                    -----------     ----------
     Total Investment Income ...................          3,605          1,268
                                                    -----------     ----------
EXPENSES:
  Investment advisory fees (Note 3) ............         17,541          4,926
  Administration fees (Note 4) .................         22,547         19,014
  Distribution fees (Note 5)
      Class A ..................................          2,506            735
      Class C ..................................          1,682            345
  Accounting fees ..............................          6,419          5,837
  Custodian fees ...............................          2,281          1,188
  Legal and Audit fees .........................          7,283          4,984
  Trustees' fees and expenses ..................          5,000          1,200
  Transfer agent fees ..........................         16,436          9,368
  Registration and filing fees .................         13,901         11,073
  Other expenses ...............................          6,074          4,190
                                                    -----------     ----------
  Total Gross Expenses .........................        101,670         62,860
  Less: Expenses reimbursed - Class A ..........        (35,126)       (41,493)
       Expenses reimbursed - Class C ...........         (6,749)        (4,655)
       Expenses waived - Distribution
           fees - Class C ......................         (1,261)          (260)
                                                    -----------     ----------
  Net Expenses .................................         58,534         16,452
                                                    -----------     ----------
NET INVESTMENT LOSS ............................        (54,929)       (15,184)
                                                    -----------     ----------
REALIZED AND UNREALIZED GAIN/(LOSS)
   FROM INVESTMENTS (NOTE 2):
  Net realized gain/(loss) on investments sold .        456,648        (28,077)
  Unrealized appreciation on investments .......        657,613        175,645
                                                    -----------     ----------
  Net realized and unrealized gain on investments     1,114,261        147,568
                                                    -----------     ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................    $ 1,059,332     $  132,384
                                                    ===========     ==========
----------------------------------------------------------------
* Investors Capital Twenty Fund SEC effective, October 18, 1999 and commenced operations October 19, 1999.
** Investors Capital Internet and Technology Fund SEC effective, October 18,
   1999 and commenced operations November 18, 1999.

             Please see accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 INVESTORS         INVESTORS CAPITAL
                                                  CAPITAL             INTERNET AND
                                                TWENTY FUND         TECHNOLOGY FUND
                                                -----------        -----------------
                                           FOR THE PERIOD ENDED  FOR THE PERIOD ENDED
                                              MARCH 31, 2000*       MARCH 31, 2000**
                                                (UNAUDITED)           (UNAUDITED)
                                           --------------------  --------------------
NET ASSETS, AT BEGINNING OF PERIOD ........   $    85,000         $    15,000
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss .....................       (54,929)            (15,184)
  Net realized gain/(loss) on
        investments sold ..................       456,648             (28,077)
  Net change in unrealized appreciation
        on investments ....................       657,613             175,645
                                              -----------         -----------
  Net increase in net assets
     resulting from operations ............     1,059,332             132,384
                                              -----------         -----------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold .............................     4,330,432           1,645,897
  Shares redeemed .........................      (220,248)           (125,376)
                                              -----------         -----------
     Net increase Class A shares ..........     4,110,184           1,520,521
                                              -----------         -----------
CLASS C
  Shares sold .............................       736,690             166,802
  Shares redeemed .........................      (152,437)             (1,581)
                                              -----------         -----------
     Net increase Class C shares ..........       584,253             165,221
                                              -----------         -----------
  Net increase in net assets
     from capital stock transactions ......     4,694,437           1,685,742
                                              -----------         -----------
  Net increase in net assets ..............     5,753,769           1,818,126
                                              -----------         -----------
  NET ASSETS, AT END OF PERIOD ............   $ 5,838,769         $ 1,833,126
                                              ===========         ===========
  UNDISTRIBUTED NET INVESTMENT LOSS .......   $   (54,929)        $   (15,184)
                                              ===========         ===========
CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold .............................       317,599             144,510
  Shares redeemed .........................       (15,876)            (10,895)
                                              -----------         -----------
     Net increase in Class A shares
        outstanding .......................       301,723             133,615
                                              ===========         ===========
CLASS C
  Shares sold .............................        58,548              14,530
  Shares redeemed .........................       (10,389)               (124)
                                              -----------         -----------
     Net increase in Class C shares
        outstanding .......................        48,159              14,406
                                              ===========         ===========
  Increase in shares outstanding ..........       349,882             148,021
                                              ===========         ===========

-----------------------
* Investors Capital Twenty Fund SEC effective, October 18, 1999 and commenced operations October 19, 1999.

** Investors Capital Internet and Technology Fund SEC effective, October 18,
   1999 and commenced operations November 18, 1999.

             Please see accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS -- For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                   INVESTORS         INVESTORS CAPITAL
                                                    CAPITAL             INTERNET AND
                                                 TWENTY FUND(a)      TECHNOLOGY FUND(a)
                                                 --------------      -----------------
                                             FOR THE PERIOD ENDED  FOR THE PERIOD ENDED
                                                MARCH 31, 2000        MARCH 31, 2000
                                                  (UNAUDITED)           (UNAUDITED)
                                             --------------------  --------------------
                                            CLASS A     CLASS C     CLASS A     CLASS C
                                            -------     -------     -------     -------
Net Asset Value, beginning of period .....  $  10.00   $  10.64     $  10.00   $   9.75
                                            --------   --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS: .......
Net investment loss (d)                        (0.30)     (0.29)       (0.20)     (0.20)
Net realized and unrealized gain
    on investments (d) ...................      6.73       5.08         2.43       2.95
                                            --------   --------     --------   --------
Total from Investment Operations .........      6.43       4.79         2.23       2.75
                                            --------   --------     --------   --------
Net Asset Value, at end of period ........  $  16.43   $  15.43     $  12.23   $  12.50
                                            ========   ========     ========   ========
Total Return (c) .........................     64.30%     45.02%       22.30%     28.21%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) .........    $5,096       $743       $1,653       $180
Ratios to  average net assets:
Net investment loss (b) ..................     (4.69)%    (4.69)%      (4.61)%    (4.61)%
Operating expenses (b) ...................      5.00%      5.00%        5.00%      5.00%
Operating expenses excluding
   reimbursements and waivers (b) ........      8.55%      9.30%       18.96%     19.71%
Net investment income excluding
   reimbursements and waivers (b) ........     (8.24)%    (8.99)%     (18.57)%   (19.32)%
Portfolio Turnover Rate (c) ..............       364%       364%         111%       111%

----------------------------
(a) The Investors Capital Twenty Fund SEC effective, October 18, 1999.
      Class A commenced operations on October 19, 1999
      Class C commenced operations on October 29, 1999
    The Investors Capital Internet and Technology Fund SEC effective, October 18, 1999.
      Class A commenced operations on November 18, 1999
      Class C commenced operations on November 19, 1999
(b) Annualized.
(c) Not Annualized.
(d) Based on weighted average share method.

             Please see accompanying notes to financial statements.

INVESTORS CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS                         March 31, 2000 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Investors Capital Funds (the "TRUST") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 ACT") as a non-diversified open-end management investment company. The Trust currently consists of two non-diversified series: the Investors Capital Twenty Fund and the Investors Capital Internet Fund (each a "Fund" and collectively, the "Funds"). Effective April 1, 2000, the Investors Capital Internet Fund changed its name to Investors Capital Internet and Technology Fund.

    On October 8, 1999 the Fund sold 10,000 Class A shares of the Investors Capital Twenty Fund at $10.00 per share to Eastern Point Advisors, Inc., the Fund's Investment Advisor. Between October 8, 1999 and the respective dates of commencement of operations of each class of the Funds, the Trust had no other activities than those relating to organizational matters.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. Each Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

(2) SIGNIFICANT ACCOUNTING POLICIES

    The Funds seek long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Investors Capital Twenty Fund normally concentrates its investments in a core group of 20-30 common stocks. The Investors Capital Internet and Technology Fund seeks long term growth of capital through investments in a portfolio of Internet, Internet-related and Technology common stocks. Due to the inherent risk in any investment program, the Funds cannot ensure that the investment objectives will be realized.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS             March 31, 2000 (unaudited) (continued)
--------------------------------------------------------------------------------

     A. SECURITIES VALUATION:

        Each Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the mean of the last bid and asked price is used. Securities traded over-the-counter are priced at the last available bid price. The Funds may determine the fair value of any security in good faith in accordance with procedures approved by the Trust's Board of Trustees if market quotations are not readily available, or if, in the opinion of the advisor, any quotation of market price is not representative of true market value.

     B. SECURITIES TRANSACTION AND RELATED INCOME:

        Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

     C. DISTRIBUTIONS TO SHAREHOLDERS:

        The Funds will distribute substantially all net investment income and long term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

(3) INVESTMENT ADVISORS

    Eastern Point Advisors, Inc. serves as the Funds' advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point shall have full discretion to manage the assets of the Funds in accordance with their investment objectives and policies. As compensation for its services Eastern Point receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of each of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS             March 31, 2000 (unaudited) (continued)
--------------------------------------------------------------------------------

    Eastern Point has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that each Fund's annual operating expenses will not exceed 5.00% of each Fund's average daily net assets. This waiver may be terminated by Eastern Point at any time. Effective June 1, 2000, the Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse fund expenses so that total operating expenses of each Fund do not exceed 5.00% for Class A shares and 5.75% for Class C shares.

    For the period ended March 31, 2000, the Advisor reimbursed expenses as follows:

    Investors Capital Twenty Fund                          $41,875
    Investors Capital Internet and Technology Fund         $46,148

    During the period ended March 31, 2000, the Advisor also waived $1,261 and $260 of distribution/services fees for the Class C shares of the Twenty Fund and the Internet and Technology Fund, respectively.

    Eastern Point Advisors, Inc., has agreed to bear all of the costs incurred in connection with the organization of the Funds.

(4) ADMINISTRATOR

    PFPC Inc. ("PFPC", or the "ADMINISTRATOR") serves as the Funds' administrator pursuant to a service agreement. Under the agreement, the Administrator provides the Funds with office space and personnel to assist the Funds in managing daily business affairs.

(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Capital Corporation (the "DISTRIBUTOR") serves as the Funds' principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point.

    CLASS A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "CLASS A PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments

NOTES TO FINANCIAL STATEMENTS             March 31, 2000 (unaudited) (continued)
--------------------------------------------------------------------------------


    made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    CLASS C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "CLASS C PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things, for assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from the Trust on behalf of customers; furnishing personal services and maintaining shareholder accounts; facilitating certain shareholder communications from the Trust to customers; receiving and answering correspondence; and aiding in maintaining the investment of the Fund's Class C shareholders.

    During the period ended March 31, 2000, the Advisor waived 0.75% of distribution/service fees to maintain the expense cap at 5.00% for Class C shares of both Funds.

    An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.


     A. BROKER COMMISSIONS:

        The Funds intend to place substantially all of their securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. The Advisor may also use non-affiliated brokers to execute portfolio transactions on behalf of the Funds. Investors Capital Corporation, Inc., provided brokerage services to the Funds. For the period ended March 31, 2000,

NOTES TO FINANCIAL STATEMENTS             March 31, 2000 (unaudited) (continued)
--------------------------------------------------------------------------------

        Investors Capital Twenty Fund and Investors Capital Internet and Technology Fund incurred $7,701 and $2,639, respectively, in brokerage commissions with Investors Capital Corporation.

    Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(6) SECURITIES TRANSACTIONS

    For the period ended March 31, 2000, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                                  PURCHASES            SALES
                                                  ---------            -----
    Investors Capital Twenty                     $12,799,745        $8,449,109
    Investors Capital Internet and Technology     $2,139,996          $814,610

    The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at March 31, 2000 for each Fund is as follows:

                                              UNREALIZED    UNREALIZED
                                             APPRECIATION  DEPRECIATION    NET
                                             ------------  ------------ --------
    Investors Capital Twenty                   $756,332     $(98,719)   $657,613
    Investors Capital Internet and Technology  $270,686     $(95,041)   $175,645

[Graphic omitted of Investors Capital Funds logo]

                         BOARD OF TRUSTEES AND OFFICERS
             Theodore E. Charles,            Robert T. Martin,
             President                       Trustee

             Timothy B. Murphy,              John S. Rando,
             Treasurer                       Trustee

             C. David Weller,                Arthur E. Stickney,
             Secretary                       Trustee
             Legal Counsel


                                   DISTRIBUTOR
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

             CUSTODIAN                                  AUDITOR
       The Bank of New York                Briggs, Bunting & Dougherty, LLP
           1 Wall Street                         2121 Two Logan Square
        New York, NY 10286                    Philadelphia, PA 19103-4901

                                 TRANSFER AGENT
                                    PFPC Inc.
                                211 S. Gulph Road
                            King of Prussia, PA 19406

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This report is submitted for the general  information of the shareholders of The
Investors Capital Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

SAR 03/00